Stock-Based Compensation - Weighted-Average Assumptions Used in Calculating Fair Value of Awards (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Stock Options
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Expected term (in years)	5 years 10 months 17 days	6 years	5 years 11 months 26 days
Expected volatility	107.00%	84.00%	83.00%
Risk-free interest	4.37%	2.93%	0.88%
Dividend yield	0.00%	0.00%	0.00%
2016 Employee Stock Purchase Plan
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Expected term (in years)	5 months 26 days	5 months 26 days	6 months
Expected volatility	181.00%	84.00%	86.00%
Risk-free interest	4.99%	1.95%	0.08%
Dividend yield	0.00%	0.00%	0.00%